Changes in Product Warranty Liability (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Balance at beginning of the fiscal year	¥ 79,718	¥ 66,776	¥ 67,860
Additional liabilities for warranties	87,902	83,959	55,880
Settlements (in cash or in kind)	(78,356)	(72,230)	(55,327)
Changes in estimate for pre-existing warranty reserve	(13,731)	(6,070)	(8,198)
Translation adjustment	(404)	7,283	6,561
Balance at end of the fiscal year	¥ 75,129	¥ 79,718	¥ 66,776